Private Placement - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 04, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Stock issued during period, shares, new issues			31,750,000
Haymaker III [Member]
Stock issued during period, shares, new issues						31,750,000
Stock issued during period, value, issued for services					$ 25,000
Excess of private placement warrants fair value over purchase price			$ 0	$ 3,507,000	$ 0	$ 3,507,000
Private Placement Warrants [Member] | Haymaker III [Member]
Number of warrants or rights outstanding			8,000,000
Sponse [Member] | Haymaker III [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering			30 days			30 days
Sponse [Member] | Private Placement Warrants [Member]
Number of warrants or rights outstanding			5,566,666
Sponse [Member] | Private Placement Warrants [Member] | Haymaker III [Member]
Number of warrants or rights outstanding					0	5,566,666
Common Class A [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering			15 days
Common Class A [Member] | Haymaker III [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering						15 days
Common Class A [Member] | Sponse [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering			30 days
Common Class A [Member] | Sponse [Member] | Haymaker III [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering						30 days
Private Placement Warrants [Member]
Stock issued during period, shares, new issues		233,333	5,333,333
Shares issued price per share			$ 1.5
Stock issued during period, value, issued for services		$ 350,000
Private Placement Warrants [Member] | Haymaker III [Member]
Stock issued during period, shares, new issues		233,333	5,333,333			5,333,333
Shares issued price per share			$ 1.5			$ 1.5
Number of warrants or rights outstanding						8,000,000
Stock issued during period, value, issued for services		$ 350,000				$ 350,000
Private Placement Warrants [Member] | Common Class A [Member]
Shares issued price per share			11.5
Private Placement Warrants [Member] | Common Class A [Member] | Haymaker III [Member]
Shares issued price per share			$ 11.5			$ 11.5
Over-Allotment Option [Member] | Haymaker III [Member]
Stock issued during period, shares, new issues		233,333
Over-Allotment Option [Member] | Common Class A [Member] | Haymaker III [Member]
Stock issued during period, shares, new issues	1,750,000
Shares issued price per share	$ 10